Reconciliation of Effective Income Tax Provision of Tax Computed By Applying Statutory Income Tax Rate to Pre-Tax Income (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 CNY (¥) ¥ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 CNY (¥) ¥ / shares	Dec. 31, 2021 CNY (¥) ¥ / shares
Income Tax Disclosure [Abstract]
Expected taxation at PRC statutory tax rate	¥ 6,299	$ 887	¥ 2,541	¥ 2,694
Effect of differing tax rates in different jurisdictions	410	58	1,976	656
Non-taxable income	(456)	(64)	(44)	(89)
Non-deductible expenses	1,928	272	534	965
Research and development super-deduction	(3,067)	(432)	(2,274)	(1,645)
Effect of PRC preferential tax rates and tax holiday	(1,833)	(259)	(1,507)	(1,557)
Effect of tax rate changes on deferred taxes	111	16	119	109
Reversal of prior year's income taxes	(156)	(22)	(913)	(734)
PRC withholding tax	574	81	181	615
Change in valuation allowance	(161)	(23)	1,965	2,173
Taxation for the year	¥ 3,649	$ 514	¥ 2,578	¥ 3,187
Effective tax rate	14.50%	14.50%	25.50%	29.60%
Effect of preferential tax rates inside the PRC on basic earnings per Class A and Class B ordinary share | (per share)	¥ 0.65	$ 0.09	¥ 0.54	¥ 0.56